Long-term debt - Changes in consolidated long-term debt (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term debt
Initial debt balance	$ 10,676,708	$ 8,984,336	$ 4,996,622
Increase in debt		3,200,000	4,000,000
Amortization of debt securities		(1,500,000)
Payment of commissions and other expenses		(10,640)	(14,076)
Amortization of expenses	(5,172)	(3,012)	(1,790)
Ending balance of debt	$ 10,681,880	$ 10,676,708	$ 8,984,336